Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Efficient Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2013